AB CORE OPPORTUNITIES FUND, INC.
AB CORE OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B--Financial Intermediary Waivers of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 132 of the Fund’s Statement of Additional Information (“SAI”).

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB CORE OPPORTUNITIES FUND, INC.	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES	CLASS Z SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage<br/>of the value of your investment)
Annual Fund Operating Expenses - AB CORE OPPORTUNITIES FUND, INC.		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.11%	0.15%	0.11%	0.11%	0.22%	0.20%	0.09%	0.02%
Other Expenses		0.18%	0.18%	0.19%	0.18%	0.18%	0.18%	0.18%	0.19%
Total Other Expenses		0.29%	0.33%	0.30%	0.29%	0.40%	0.38%	0.27%	0.21%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.11%	1.90%	1.87%	0.86%	1.47%	1.20%	0.84%	0.78%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)	(0.02%)	(0.03%)	(0.02%)	(0.07%)	(0.05%)	(0.02%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.09%	1.88%	1.84%	0.84%	1.40%	1.15%	0.82%	0.75%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until February 28, 2020 and will be automatically extended for one-year terms unless the Adviser provides notice of termination 60 days prior to that date. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB CORE OPPORTUNITIES FUND, INC. - USD ($)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
After 1 Year	$ 531	$ 591	$ 287	$ 86	$ 143	$ 117	$ 84	$ 77
After 3 Years	761	795	585	272	458	376	266	246
After 5 Years	1,009	1,025	1,008	475	796	655	464	430
After 10 Years	$ 1,718	$ 2,015	$ 2,188	$ 1,059	$ 1,751	$ 1,450	$ 1,035	$ 963

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AB CORE OPPORTUNITIES FUND, INC. - USD ($)	CLASS B	CLASS C
After 1 Year	$ 191	$ 187
After 3 Years	595	585
After 5 Years	1,025	1,008
After 10 Years	$ 2,015	$ 2,188

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are attractively valued. The Adviser believes that, over time, a company’s stock price will come to reflect its intrinsic economic value. The Fund may invest in companies of any size and in any industry.

The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of largely U.S. companies. In determining a company’s intrinsic economic value, the Adviser takes into account many factors that it believes bear on the company’s ability to perform in the future, including competitive advantages and fundamentals such as strong cash-flow generation, sustainable growth and healthy balance sheets.

At different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund’s portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  CAPITALIZATION RISK: Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives may also be subject to counterparty risk to a greater degree than more traditional investments.
  ACTIVE TRADING RISK: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund's return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 14.55%, 3RD QUARTER, 2010; AND WORST QUARTER WAS DOWN -15.02%, 3RD QUARTER, 2011.
PERFORMANCE TABLE<br/>AVERAGE ANNUAL TOTAL RETURNS<br/><br/>(For the periods ended December 31, 2018)
Average Annual Total Returns - AB CORE OPPORTUNITIES FUND, INC.		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	(6.96%)	7.85%	12.84%
CLASS A | Return After Taxes on Distributions	[1]	(10.59%)	5.11%	11.40%
CLASS A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.08%)	5.79%	10.57%
CLASS B		(6.30%)	8.56%	13.08%
CLASS C		(4.39%)	8.00%	12.53%
ADVISOR CLASS	[2]	(2.62%)	9.08%	13.65%	Mar. 31, 2010
CLASS R		(3.10%)	8.52%	13.10%
CLASS K		(2.86%)	8.79%	13.38%
CLASS I		(2.62%)	9.10%	13.71%
CLASS Z	[2]	(2.54%)	9.14%	13.69%	Oct. 15, 2013
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(4.38%)	8.49%	13.12%
Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)	[3]	(8.27%)	5.95%	11.18%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates: 3/31/10 for Advisor Class shares and 10/15/13 for Class Z shares. Performance information for periods prior to the inception of Advisor Class and Class Z shares is the performance of the Fund's Class A shares adjusted to reflect the expense ratios of Advisor Class and Class Z shares, respectively.
[3]	The information for the Russell 1000(R) Value Index is presented to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.